Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity
Schedule of balance of additional paid-in capital

Balance of additional paid-in capital as of December 31, 2022 and 2023 were as follows:

	December 31,	December 31,
	2022	2023

	(in thousands)
From ordinary shares	$93,341	93,341
From treasury shares	6,744	6,307
From share-based compensation	10,715	13,338
From share of changes in equities of associates	1,449	1,662
	$112,249	114,648

Schedule of changes in accumulated other comprehensive income, net of tax

Changes in accumulated other comprehensive income, net of tax, are as follows:

		Unrealized	Defined	Accumulated
	Foreign	gains	benefit	other
	currency	(losses) on	pension	comprehensive
	translation	securities	plans	income

	(in thousands)
Beginning balance, January 1, 2021	$216	(869)	105	(548)
Exchange differences arising on translation of foreign operations	(72)	—	—	(72)
Changes in fair value of financial assets	—	(179)	—	(179)
Remeasurement of defined benefit pension plans	—	—	133	133
Ending balance, December 31, 2021	144	(1,048)	238	(666)
Exchange differences arising on translation of foreign operations	(245)	—	—	(245)
Changes in fair value of financial assets	—	142	—	142
Remeasurement of defined benefit pension plans	—	—	551	551
Ending balance, December 31, 2022	(101)	(906)	789	(218)
Exchange differences arising on translation of foreign operations	(123)	—	—	(123)
Changes in fair value of financial assets	—	152	—	152
Remeasurement of defined benefit pension plans	—	—	9	9
Ending balance, December 31, 2023	$(224)	(754)	798	(180)

Schedule of noncontrolling interest
(e)	Noncontrolling interest

	Year ended December 31,
	2021	2022	2023

	(in thousands)
Balance at the beginning of year	$5,023	2,258	1,249
Equity attributable to non-controlling interests
Loss for the year	(2,961)	(1,515)	(1,195)
Changes in fair value of financial assets	(2)	10	—
Remeasurement of defined benefit pension plans	5	26	2
Share-based compensation expenses	38	140	40
New shares issued by subsidiaries	—	445	6,015
Acquired the controlling power from noncontrolling interest	—	—	811
Purchase of subsidiaries shares from noncontrolling interest	175	—	12
Effect of Himax Media Solutions, Inc. merged into Himax Taiwan	—	(197)	—
Disposal of financial assets at fair value through other comprehensive income	—	(6)	—
Exchange differences arising on translation of foreign operations	—	88	—
Declaration of cash dividends	(20)	—	—
Balance at the end of year	$2,258	1,249	6,934